Financial Instruments - Fair Value of Financial Instruments Not Measured at Fair Value but for which Fair Value is Disclosed (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 804,091.0	$ 790,858.6
Financial liabilities	340,543.5	387,237.3
Not measured at fair value but for which the fair value is disclosed [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	150,201.1	191,193.6
Financial liabilities	152,077.7	192,845.3
Not measured at fair value but for which the fair value is disclosed [member] | Financial liabilities at amortised cost [member] | Level 2 [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	152,077.7	192,845.3
Not measured at fair value but for which the fair value is disclosed [member] | Fair value [member] | Financial liabilities at amortised cost [member] | Bonds payable including long-term liabilities-current portion) [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	152,077.7	192,845.3
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,016.8	39,084.7
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,338.8	23,849.7
Financial assets	19,541.4	23,996.4
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Structured product [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,482.9	1,609.9
Financial assets	1,475.4	1,609.7
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		8,628.2
Financial assets		8,630.8
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Negotiable certificate of deposit [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,829.9
Financial assets		4,847.8
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,016.8	39,084.7
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Level 2 [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,541.4	23,996.4
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Level 2 [member] | Structured product [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,475.4	1,609.7
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Level 2 [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		8,630.8
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Level 2 [member] | Negotiable certificate of deposit [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,847.8
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Fair value [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	19,541.4	23,996.4
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Fair value [member] | Structured product [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,475.4	1,609.7
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Fair value [member] | Commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		8,630.8
Not measured at fair value but for which the fair value is disclosed [member] | Held-to-maturity [Member] | Fair value [member] | Negotiable certificate of deposit [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 4,847.8